Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.2%
		Basic Industry - Chemicals—0.8%
$90,000		Albemarle Corp., 4.150%, 12/1/2024	$93,038
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	105,078
200,000	[1]	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	221,067
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	350,089
		TOTAL	769,272
		Basic Industry - Metals & Mining—1.7%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	209,925
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	36,570
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	144,188
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	241,850
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	294,294
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	223,023
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	294,414
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	175,528
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	114,435
		TOTAL	1,734,227
		Basic Industry - Paper—0.9%
150,000	[1]	International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	154,639
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	302,958
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	149,178
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	141,316
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	118,208
		TOTAL	866,299
		Capital Goods - Aerospace & Defense—2.3%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	148,789
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	234,431
155,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	139,983
360,000	[1]	Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	320,848
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	91,470
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	168,962
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	237,507
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	778,244
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.426% (3-month USLIBOR +1.735%), 2/15/2042	77,071
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	50,974
		TOTAL	2,248,279
		Capital Goods - Building Materials—0.6%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	97,557
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	118,937
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	218,621
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	149,430
		TOTAL	584,545
		Capital Goods - Construction Machinery—0.5%
480,000	[1]	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	464,910
		Capital Goods - Diversified Manufacturing—3.6%
1,900,000		General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	1,940,564

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$155,000		Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	$151,098
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	109,974
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	68,073
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	264,337
600,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	663,762
350,000	[1]	United Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	390,582
		TOTAL	3,588,390
		Capital Goods - Packaging—0.9%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	193,612
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	86,798
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	295,088
120,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	116,590
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	158,649
		TOTAL	850,737
		Communications - Cable & Satellite—1.7%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	540,136
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	412,422
300,000		Charter Communications, Inc., 4.200%, 3/15/2028	308,646
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	162,613
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	315,076
		TOTAL	1,738,893
		Communications - Media & Entertainment—2.5%
135,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	148,410
375,000		Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	450,788
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	276,751
250,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	252,226
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 3/15/2022	72,557
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	203,775
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	309,983
200,000		ViacomCBS Inc., Sr. Unsecd. Note, 3.700%, 8/15/2024	204,324
190,000		ViacomCBS Inc., Sr. Unsecd. Note, 3.700%, 6/1/2028	180,487
200,000		ViacomCBS Inc., Sr. Unsecd. Note, 4.900%, 8/15/2044	190,498
225,000		ViacomCBS Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	223,183
		TOTAL	2,512,982
		Communications - Telecom Wireless—2.8%
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	256,664
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	105,515
200,000	[1]	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	212,089
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	300,215
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	418,543
200,000	[1]	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	226,493
300,000	[1]	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	303,788
230,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	245,391
580,000		Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	702,709
		TOTAL	2,771,407
		Communications - Telecom Wirelines—7.0%
750,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	803,449
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	539,227
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	538,785

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$400,000		AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	$482,104
245,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	309,462
800,000		AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	946,773
225,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	229,859
180,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	202,904
240,000	[1]	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	282,713
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	47,823
30,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	35,768
750,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	836,366
390,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	453,504
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	326,100
210,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	266,246
534,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	683,448
		TOTAL	6,984,531
		Consumer Cyclical - Automotive—2.9%
470,000		Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	447,515
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	192,000
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	233,825
250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	231,250
200,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	168,993
455,000		General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	362,215
110,000		General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	88,285
250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	230,029
300,000		General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	264,490
235,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	221,992
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	197,964
200,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	197,966
		TOTAL	2,836,524
		Consumer Cyclical - Retailers—4.8%
100,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	102,924
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	82,418
400,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	355,718
130,000		AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	126,787
55,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	54,749
345,000		AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	352,802
50,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	51,757
390,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	415,001
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,003,239
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	598,895
300,000		Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	317,743
310,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	331,946
450,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	457,751
335,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	333,010
160,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	166,028
		TOTAL	4,750,768
		Consumer Cyclical - Services—0.8%
350,000		Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	303,511
450,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	474,087
		TOTAL	777,598

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—6.8%
$1,000,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$1,096,410
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	104,114
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	513,216
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	550,871
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	118,475
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	250,649
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	265,838
290,000		Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	290,277
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	227,770
365,000		General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	388,693
80,000		General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	94,344
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	198,460
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	302,025
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	148,116
250,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	264,687
220,000	[1]	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	234,900
250,000	[1]	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	315,532
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	257,227
140,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	131,146
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	279,951
300,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	308,117
200,000	[1]	Tyson Foods, Inc., 3.950%, 8/15/2024	214,527
185,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	192,096
		TOTAL	6,747,441
		Consumer Non-Cyclical - Health Care—1.8%
155,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	151,027
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	120,687
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	219,849
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	56,493
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	324,952
204,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	215,567
40,000	[1]	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	41,292
550,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	523,026
85,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	91,179
		TOTAL	1,744,072
		Consumer Non-Cyclical - Pharmaceuticals—4.1%
955,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	980,189
760,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 4.250%, 11/21/2049	830,410
750,000	[1]	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	749,059
300,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	302,470
500,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	569,700
250,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	256,280
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	208,234
190,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	189,439
		TOTAL	4,085,781
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	405,124
		Consumer Non-Cyclical - Tobacco—1.6%
200,000	[1]	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	209,709

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	$584,307
200,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	183,476
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	324,123
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	327,194
		TOTAL	1,628,809
		Energy - Independent—2.5%
200,000		Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	106,315
500,000		Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	267,824
590,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	505,523
390,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	283,468
175,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	117,523
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	360,940
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	546,006
400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	183,537
180,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	96,164
		TOTAL	2,467,300
		Energy - Integrated—0.6%
250,000		Husky Energy, Inc., 4.000%, 4/15/2024	210,088
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	170,582
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	86,365
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	97,324
		TOTAL	564,359
		Energy - Midstream—6.2%
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	302,302
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	98,717
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	105,759
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	537,972
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	191,118
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	208,437
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	207,439
200,000	[1]	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	180,839
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	187,678
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	523,248
40,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	40,206
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	390,043
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	492,718
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	295,124
300,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.200%, 3/1/2048	318,301
80,000		MPLX LP, Sr. Unsecd. Note, 144A, 4.250%, 12/1/2027	69,363
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	337,630
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	135,321
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	397,114
290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	275,963
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	196,688
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	260,530
400,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	375,036
		TOTAL	6,127,546
		Energy - Refining—1.1%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	177,663

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	$139,667
190,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	193,839
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	136,943
400,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	416,165
		TOTAL	1,064,277
		Financial Institution - Banking—8.3%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	423,089
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	210,707
300,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	310,798
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	846,273
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	490,638
255,000	[1]	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	256,204
480,000		Citigroup, Inc., 4.125%, 7/25/2028	493,633
250,000		Citigroup, Inc., 5.500%, 9/13/2025	278,244
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	787,475
250,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	256,275
180,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	188,802
150,000		Citizens Financial Group, Inc., Sub. Note, 4.350%, 8/1/2025	160,242
200,000		Comerica, Inc., 3.800%, 7/22/2026	184,701
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	189,681
245,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	240,811
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	125,027
200,000	[1]	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	210,762
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	948,060
395,000	[1]	Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	359,924
40,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	40,995
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	498,290
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	181,482
250,000		Synovus Bank GA, Sr. Unsecd. Note, 2.289%, 2/10/2023	246,565
200,000		Truist Bank, Sub. Note, Series BKNT, 3.300%, 5/15/2026	205,627
150,000		Truist Financial Corp., Sr. Unsecd. Note, 2.900%, 3/3/2021	150,383
		TOTAL	8,284,688
		Financial Institution - Broker/Asset Mgr/Exchange—0.7%
400,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	419,165
300,000		Stifel Financial Corp., 4.250%, 7/18/2024	305,749
		TOTAL	724,914
		Financial Institution - Finance Companies—1.2%
500,000	[1]	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	508,140
650,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	705,053
		TOTAL	1,213,193
		Financial Institution - Insurance - Health—1.4%
500,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	515,573
500,000		CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	536,300
250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	303,669
		TOTAL	1,355,542
		Financial Institution - Insurance - Life—1.5%
75,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	99,908
300,000		American International Group, Inc., 4.500%, 7/16/2044	307,995
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	268,080

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$100,000		American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	$97,804
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	121,734
400,000		Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	374,103
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	139,378
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	79,197
		TOTAL	1,488,199
		Financial Institution - Insurance - P&C—1.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	499,955
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	167,073
13,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	13,252
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	456,703
		TOTAL	1,136,983
		Financial Institution - REIT - Apartment—0.9%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	166,856
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	148,095
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	97,340
250,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	251,979
80,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	73,214
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	204,712
		TOTAL	942,196
		Financial Institution - REIT - Healthcare—1.4%
400,000		Healthcare Trust of America, 3.700%, 4/15/2023	387,408
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	219,652
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	285,305
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	512,113
		TOTAL	1,404,478
		Financial Institution - REIT - Office—0.6%
100,000	[1]	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	100,780
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	90,337
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	102,649
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	272,716
		TOTAL	566,482
		Financial Institution - REIT - Other—0.7%
160,000	[1]	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	180,246
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	171,131
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	301,304
		TOTAL	652,681
		Financial Institution - REIT - Retail—1.2%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	136,903
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	79,244
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	288,392
170,000	[1]	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	171,880
460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	447,774
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	46,964
		TOTAL	1,171,157
		Technology—6.5%
1,300,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	1,278,457
250,000	[1]	Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	252,705
840,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	895,586

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$205,000		Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	$194,171
250,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	253,076
100,000		Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	99,813
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	220,199
90,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	98,176
375,000	[1]	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	399,122
285,000		Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	297,667
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	81,068
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	57,262
450,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	470,808
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	176,395
450,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	457,947
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	210,172
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	377,338
160,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	162,357
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	88,620
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	218,454
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	158,691
		TOTAL	6,448,084
		Transportation - Railroads—1.4%
105,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	98,148
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	208,287
100,000	[1]	Canadian Pacific Railway Co., 7.125%, 10/15/2031	133,020
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	289,160
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	220,500
490,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	479,981
		TOTAL	1,429,096
		Transportation - Services—2.4%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	360,767
200,000	[1]	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	197,759
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	486,751
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	414,574
220,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	215,254
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	202,224
510,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	553,251
		TOTAL	2,430,580
		Utility - Electric—5.4%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	130,969
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	81,383
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	92,272
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	272,219
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	195,286
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	136,567
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	238,734
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	302,977
300,000		Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	288,958
390,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	361,068
290,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	307,072
200,000	[1]	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	218,193

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	$100,637
95,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	99,635
180,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	180,626
242,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	232,370
600,000		Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	619,346
290,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	276,737
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	206,873
300,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	306,601
100,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	101,894
250,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	253,920
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	206,624
200,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	204,174
		TOTAL	5,415,135
		Utility - Natural Gas—1.6%
50,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series B, 3.000%, 11/15/2029	47,163
65,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series C, 3.900%, 11/15/2049	56,915
300,000		Enbridge Energy Partners LP, 5.875%, 10/15/2025	296,183
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	76,958
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	188,846
130,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	107,001
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	88,199
300,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	301,582
200,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	201,998
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	246,751
		TOTAL	1,611,596
		TOTAL CORPORATE BONDS (IDENTIFIED COST $93,883,171)	94,589,075
		FOREIGN GOVERNMENTS/AGENCIES—3.7%
		Sovereign—3.7%
450,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	444,600
400,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	402,504
855,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	876,033
700,000		Mexico, Government of, 3.750%, 1/11/2028	695,807
200,000		Mexico, Government of, Series MTN, 4.750%, 3/8/2044	202,500
206,000		Mexico, Government of, Series MTN, 6.750%, 9/27/2034	270,892
300,000	[1]	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	304,125
250,000		Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	256,253
190,000	[1]	Peru, Government of, 6.550%, 3/14/2037	271,939
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,572,014)	3,724,653
		REPURCHASE AGREEMENT—0.7%
723,000		Interest in $2,700,000,000 joint repurchase agreement 0.01%, dated 3/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,700,000,750 on 4/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2045 and the market value of those underlying securities was $2,754,000,765. (IDENTIFIED COST $723,000)	723,000

Principal Amount or Shares		Value
	INVESTMENT COMPANY—8.7%
8,613,555	Federated Government Obligations Fund, Premier Shares, 0.37%[3] (IDENTIFIED COST $8,613,555)	$8,613,555
	TOTAL INVESTMENT IN SECURITIES—108.3% (IDENTIFIED COST $106,791,740)	107,650,283
	OTHER ASSETS AND LIABILITIES - NET—(8.3)%[4]	(8,289,333)
	TOTAL NET ASSETS—100%	$99,360,950
At March 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
5U.S. Treasury Notes 2-Year Long Futures	75	$16,528,711	June 2020	$251,192
5U.S. Treasury Notes 5-Year Short Futures	20	$2,507,188	June 2020	$(92,078)
5U.S. Treasury Notes 10-Year Short Futures	20	$2,773,750	June 2020	$(138,641)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$20,473
The average notional value of long and short futures contracts held by the Fund throughout the period was $16,323,193 and $6,089,844, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020, were as follows:
Federated Government Obligations Fund, Premier Shares*
Balance of Shares Held 12/31/2019	3,660,975
Purchases/Additions	9,315,091
Sales/Reductions	(4,362,511)
Balance of Shares Held 3/31/2020	8,613,555
Value	$8,613,555
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$13,965
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of March 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$8,482,854	$8,613,555
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$94,589,075	$—	$94,589,075
Foreign Governments/Agencies	—	3,724,653	—	3,724,653
Repurchase Agreement	—	723,000	—	723,000
Investment Company	8,613,555	—	—	8,613,555
TOTAL SECURITIES	$8,613,555	$99,036,728	$—	$107,650,283
Other Financial Instruments:[1]
Assets	$251,192	$—	$—	$251,192
Liabilities	(230,719)	—	—	(230,719)
TOTAL OTHER FINANCIAL INSTRUMENTS	$20,473	$—	$—	$20,473
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust